CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS
Equipment, accumulated depreciation (in dollars)	$ 230,000	$ 132,000
Unamortized discount, Noncurrent	26,329,000
Redeemable Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable Preferred Stock, shares authorized	100,000,000	100,000,000
Redeemable Preferred Stock, shares outstanding	15,000,000
Redeemable Preferred Stock, liquidation preference	$ 15,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	4,174,039	1,451,914
Common stock, shares outstanding	4,174,039	1,451,914